DWS Treasury Portfolio Average Annual Total Returns - Capital Shares [Member] - Capital Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	107 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	2.37%	1.87%
Performance Inception Date	Feb. 01, 2016